UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                                -----------

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Avery Capital Management LLC
Address:       909 Third Avenue, 29th Floor
               New York, NY 10022

Form 13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Barry Newburger
Title:         Senior Managing Director
Phone:         212-350-5161

Signature, Place, and Date of Signing:

/s/ Barry Newburger                 New York, NY                 8/8/02
----------------------              ------------------           ------------
    [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         100

Form 13F Information Table Value Total:         142,322
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 05447                      Avery Advisors LLC

Quarter Ended June 30, 2002

                                                              Form 13F Information Table

                Column 1           Column 2        Column 3    Column 4    Column 5          Column 6    Column 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                Value      SHRS or   SH/Put/ Investment    Other   Voting Authority
             Name of Issuer     Title of Class      Cusip      (x1000)     PRN AMT    Call   Discretion  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

AGERE SYS INC                  CL B               00845V209          26       17,393  SH     Sole                  Sole
AMERICAN INTL GROUP INC        COM                 26874107       3,078       45,108  SH     Sole                  Sole
AMERICAN WTR WKS INC           COM                 30411102         341        7,900  SH     Defined        01     Sole
ANADARKO PETE CORP             COM                 32511107       5,274      106,969  SH     Sole                  Sole
AON CORP                       COM                 37389103         561       19,037  SH     Sole                  Sole
APPLIED MICRO CIRCUITS CORP    COM                03822W109          83       17,458  SH     Sole                  Sole
AT & T CDA INC                 DEPS RCPT CL B     00207Q202       4,018      126,184  SH     Defined        01     Sole
AT & T CDA INC                 DEPS RCPT CL B     00207Q202       1,001       31,416  SH     Sole                  Sole
AT&T WIRELESS SVCS INC         COM                00209A106         578       98,842  SH     Sole                  Sole
AVNET INC                      COM                 53807103         293       13,321  SH     Sole                  Sole
BEI MED SYS INC                COM                05538E109         539       79,000  SH     Defined        01     Sole
BEI MED SYS INC                COM                05538E109         143       21,000  SH     Sole                  Sole
BROADVISION INC                COM                111412102           8       24,349  SH     Sole                  Sole
BURLINGTON RES INC             COM                122014103       2,435       64,075  SH     Sole                  Sole
CHILES OFFSHORE INC            COM                16888M104       2,375       97,937  SH     Defined        01     Sole
CHILES OFFSHORE INC            COM                16888M104         625       25,763  SH     Sole                  Sole
CIENA CORP                     COM                171779101       1,308      312,071  SH     Defined        01     Sole
CIENA CORP                     COM                171779101         347       82,791  SH     Sole                  Sole
CLEAR CHANNEL COMMUNICATIONS   COM                184502102       4,226      131,995  SH     Sole                  Sole
CMGI INC                       COM                125750109          18       37,262  SH     Sole                  Sole
CNET NETWORKS INC              COM                12613R104          45       22,661  SH     Sole                  Sole
CONOCO INC                     COM                208251504       1,136       40,860  SH     Defined        01     Sole
CONOCO INC                     COM                208251504         282       10,140  SH     Sole                  Sole
CRITICAL PATH INC              COM                22674V100          15       15,175  SH     Sole                  Sole
DAVE & BUSTERS INC             COM                23833N104         427       35,209  SH     Defined        01     Sole
DUKE ENERGY CORP               COM                264399106       2,054       66,056  SH     Sole                  Sole
DYNACARE INC                   COM                267920205       1,773       80,640  SH     Defined        01     Sole
DYNACARE INC                   COM                267920205         443       20,160  SH     Sole                  Sole
ECHO BAY MINES LTD             COM                278751102          92       80,000  SH     Defined        01     Sole
ECHO BAY MINES LTD             COM                278751102          23       20,000  SH     Sole                  Sole
FIFTH THIRD BANCORP            COM                316773100       7,889      118,360  SH     Sole                  Sole
FLEETBOSTON FINL CORP          COM                339030108       3,673      113,540  SH     Sole                  Sole
FOREST OIL CORP                COM PAR $0.01      346091705       1,501       52,783  SH     Sole                  Sole
FREEPORT-MCMORAN COPPER & GO   CL B               35671D857       3,639      203,860  SH     Sole                  Sole
GENERAL MTRS CORP              CL H NEW           370442832         988       95,040  SH     Defined        01     Sole
GENERAL MTRS CORP              CL H NEW           370442832         268       25,760  SH     Sole                  Sole
GOLDEN ST BANCORP INC          COM                381197102         473       13,040  SH     Defined        01     Sole
GULF INDONESIA RES LTD         COM                402284103       2,102      159,343  SH     Defined        01     Sole
GULF INDONESIA RES LTD         COM                402284103         559       42,357  SH     Sole                  Sole
HARMONIC INC                   COM                413160102          57       15,468  SH     Sole                  Sole
HERBALIFE INTL INC             CL B               426908307         971       50,640  SH     Defined        01     Sole
HERBALIFE INTL INC             CL B               426908307         243       12,660  SH     Sole                  Sole
HNC SOFTWARE INC               COM                40425P107       1,010       60,494  SH     Defined        01     Sole
HNC SOFTWARE INC               COM                40425P107         253       15,124  SH     Sole                  Sole
I2 TECHNOLOGIES INC            COM                465754109          37       24,706  SH     Sole                  Sole
IDENTIX INC                    COM                451906101       1,701      233,063  SH     Defined        01     Sole
IDENTIX INC                    COM                451906101         445       60,917  SH     Sole                  Sole
ILLINOIS TOOL WKS INC          COM                452308109       1,368       20,026  SH     Sole                  Sole
IMMUNEX CORP NEW               COM                452528102       4,339      194,233  SH     Defined        01     Sole
IMMUNEX CORP NEW               COM                452528102       1,132       50,657  SH     Sole                  Sole
INFOSPACE INC                  COM                45678T102          14       35,273  SH     Sole                  Sole
INTERPUBLIC GROUP COS INC      COM                460690100       1,046       42,231  SH     Sole                  Sole
IRON MTN INC PA                COM                462846106         671       21,759  SH     Sole                  Sole
IVEX PACKAGING CORP DEL        COM                465855104       2,499      109,731  SH     Defined        01     Sole
IVEX PACKAGING CORP DEL        COM                465855104         664       29,169  SH     Sole                  Sole
JDS UNIPHASE CORP              COM                46612J101          93       34,665  SH     Sole                  Sole
JP REALTY INC                  COM                46624A106       1,212       45,465  SH     Sole                  Sole
KING PHARMACEUTICALS INC       COM                495582108         564       25,353  SH     Sole                  Sole
KROLL INC                      COM                501049100         236       11,243  SH     Sole                  Sole
LA Z BOY INC                   COM                505336107         648       25,701  SH     Sole                  Sole
LUCENT TECHNOLOGIES INC        COM                549463107         109       65,743  SH     Sole                  Sole
MAVERICK TUBE CORP             COM                577914104         701       46,750  SH     Sole                  Sole
MAXIM INTEGRATED PRODS INC     COM                57772K101       1,398       36,476  SH     Sole                  Sole
MCAFEE COM CORP                CL A               579062100       1,569      107,204  SH     Defined        01     Sole
MCAFEE COM CORP                CL A               579062100         410       27,991  SH     Sole                  Sole
MULTEX COM INC                 COM                625367107         122       29,845  SH     Sole                  Sole
NEW YORK CMNTY BANCORP INC     COM                649445103         788       29,074  SH     Sole                  Sole
NORTEL NETWORKS CORP NEW       COM                656568102          67       45,804  SH     Sole                  Sole
NORTH FORK BANCORPORATION NY   COM                659424105         610       15,322  SH     Sole                  Sole
NORTHROP GRUMMAN CORP          COM                6668079G9           7       22,000 C       Defined        01     Sole
NOVELLUS SYS INC               COM                670008101         801       23,550  SH     Sole                  Sole
OPENWAVE SYS INC               COM                683718100         107       19,012  SH     Sole                  Sole
PALM INC                       COM                696642107         309      175,500  SH     Sole                  Sole
PENNZOIL-QUAKER STATE COMPAN   COM                709323109       7,036      326,823  SH     Defined        01     Sole
PENNZOIL-QUAKER STATE COMPAN   COM                709323109       1,870       86,877  SH     Sole                  Sole
PFIZER INC                     COM                717081103       1,126       32,177  SH     Sole                  Sole
PHARMACIA CORP                 COM                71713U102         693       18,500  SH     Sole                  Sole
R G S ENERGY GROUP INC         COM                74956K104       3,664       93,476  SH     Defined        01     Sole
R G S ENERGY GROUP INC         COM                74956K104         973       24,824  SH     Sole                  Sole
RAYTHEON CO                    COM NEW            755111507       5,841      143,339  SH     Sole                  Sole
SCHWAB CHARLES CORP NEW        COM                808513105         529       47,248  SH     Sole                  Sole
SILVERSTREAM SOFTWARE INC      COM                827907106         706       79,000  SH     Defined        01     Sole
SILVERSTREAM SOFTWARE INC      COM                827907106         188       21,000  SH     Sole                  Sole
SKILLSOFT CORP                 COM                83066P101       2,076      264,512  SH     Defined        01     Sole
SKILLSOFT CORP                 COM                83066P101         520       66,188  SH     Sole                  Sole
SOUTHWEST GAS CORP             COM                844895102       1,115       45,041  SH     Defined        01     Sole
SOUTHWEST GAS CORP             COM                844895102         516       20,859  SH     Sole                  Sole
SPX CORP                       COM                784635104       2,322       19,765  SH     Sole                  Sole
TELEFONICA S A                 SPONSORED ADR      879382208       2,670      107,461  SH     Sole                  Sole
TRIGON HEALTHCARE INC          COM                89618L100      10,505      104,440  SH     Defined        01     Sole
TRIGON HEALTHCARE INC          COM                89618L100       2,732       27,160  SH     Sole                  Sole
TRW INC                        COM                872649108       5,775      101,357  SH     Defined        01     Sole
TRW INC                        COM                872649108       1,535       26,943  SH     Sole                  Sole
TVX GOLD INC                   COM NEW            87308K200         937      423,688  SH     Defined        01     Sole
TVX GOLD INC                   COM NEW            87308K200         235      102,412  SH     Sole                  Sole
VIACOM INC                     CL B               925524308       4,946      111,470  SH     Sole                  Sole
WATSON PHARMACEUTICALS INC     COM                942683103         352       13,921  SH     Sole                  Sole
WEYERHAEUSER CO                COM                962166104       1,856       29,075  SH     Sole                  Sole
WILLIAMS COS INC DEL           COM                969457100         431       71,889  SH     Sole                  Sole
XCEL ENERGY INC                COM                98389B100         313       18,640  SH     Sole                  Sole